Rule 497(k)
                                                             File No. 333-182308



                                     FIRST TRUST
FIRST TRUST                          EXCHANGE-TRADED FUND VI
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SUMMARY PROSPECTUS


First Trust Low Beta Income ETF

Ticker Symbol:  FTLB
Exchange:       NASDAQ(R)




Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at http://www.ftportfolios.com/retail/ETF/ETFfundnews.aspx?Ticker=FTLB. You can also get this information at no cost by calling (800) 621-1675 or by sending an e-mail request to info@ftportfolios.com. The Fund's prospectus and statement of additional information, both dated January 7, 2014, are all incorporated by reference into this Summary Prospectus.






INVESTMENT OBJECTIVE

First Trust Low Beta Income ETF's (the "Fund") investment objective is to provide current income.





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    January 7, 2014
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FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
     offering price)                                                     None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
     Management Fees                                                     0.85%
     Distribution and Service (12b-1) Fees (1)                           0.00%
     Other Expenses (2) (3)                                              0.00%
                                                                       ---------
     Total Annual Fund Operating Expenses                                0.85%


  EXAMPLE

  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

  The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until January 7, 2016 and thereafter at 1.10% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR            3 YEARS

                         $87              $299

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    (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to
        0.25% per annum, it will not pay 12b-1 fees at any time before January 7, 2016.
    (2) The Fund had not commenced operations as of the date of this prospectus. "Other Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year.
    (3) Pursuant to the Investment Management Agreement, First Trust Advisors L.P., the Fund's investment advisor, will manage the investment of the Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees, pursuant to a 12b-1 plan, if any, and extraordinary expenses.


  PORTFOLIO TURNOVER

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will pursue its objective by investing in large cap equity securities listed on U.S. exchanges and by utilizing an "option strategy" consisting of buying U.S. exchange-traded put options on the Standard & Poor's 500(c) Index (the "Index") and writing (selling) U.S. exchange-traded covered call options on the Index. Under normal market conditions, the Fund invests primarily in large-cap equity securities listed on U.S. exchanges. The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on the Index in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund's price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund's overall net asset value.

The equity securities in which the Fund will invest and the options which the Fund will buy and write will be limited to U.S. exchange-traded securities and options. The equity securities held by the Fund will be selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund's portfolio. The equity securities held by the Fund may include non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") (collectively "Depositary Receipts"). The equity securities in the Fund's portfolio will be periodically rebalanced, at the discretion of the Fund's portfolio managers. Depending on market volatility, the Fund may engage in active trading, which may result in turnover of the Fund's portfolio greater than 100% annually.


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The option portion of the portfolio will generally consist of (i) U.S.
exchange-traded covered calls on the Index that are written by the Fund and (ii) U.S. exchange-traded puts on the Index that are bought by the Fund. In certain instances, the Fund may also write covered call spreads on the Index. In general, a covered call is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset. A covered call spread is an options strategy whereby an investor holds a long position in an asset and short two calls at one strike and long a call at a higher strike price. The call options written by the Fund will typically be a laddered portfolio of one-week, one-month, two-month and three-month call options written at-the-money to slightly out-of-the-money. A call option will give the holder the right to buy the Index at a predetermined strike price from the Fund. The notional value of calls written will be generally between 25% and 75% of the overall Fund. In general, the notional value is the total value of a leveraged position's assets.

The put positions held by the Fund will generally average two to three months to expiration (calculated at the time of purchase) and will consist of out-of-the-money Index put options, which is an option with a strike price that is lower than the market price of the underlying asset. A put option will give the Fund the right to sell the Index at a predetermined strike price to the writer of the put. A predetermined strike price is the specific price of the underlying asset at which the Fund may sell the Index. The notional value of the put portfolio will be generally between 10% and 75% of the overall Fund.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTION RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities, particularly for the puts and call options in which the Fund invests. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

DEPOSITARY RECEIPTS RISK. Depositary Receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert equity shares into Depositary Receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

DERIVATIVES RISK. The Fund's use of derivatives, such as call and put options, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the options. These risks are heightened when the Fund's portfolio managers use options to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

The option positions employed may present additional risk. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the Index level at the expiration of the call option is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). In fact, the Fund's use of options may reduce the Fund's ability to profit from increases in the value of the underlying stock(s).

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger, more established funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund holds non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of Depositary Receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PERFORMANCE

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

MANAGEMENT

    INVESTMENT ADVISOR
    First Trust Advisors L.P. ("First Trust" or the "Advisor")

    PORTFOLIO MANAGERS
    The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

      o John Gambla, CFA, FRM, PRM, Senior Portfolio Manager, Alternatives Investment Team of First Trust;

      o Rob A. Guttschow, CFA, Senior Portfolio Manager, Alternatives Investment Team of First Trust;

      o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

      o   Jon C. Erickson, Senior Vice President of First Trust;

      o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

      o   Roger F. Testin, Senior Vice President of First Trust;

      o Todd Larson, CFA, Vice President, Fixed Income Portfolio Manager of First Trust; and

      o   Timothy S. Henry, CFA, ETF Portfolio Manager of First Trust.

    Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued for securities in which the Fund invests and/or cash, and redeemed for securities and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.




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